ACQUISITIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 23, 2018	Apr. 23, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 13, 2017
Acquisition of transaction cost					$ 600
Acquisition share price	$ 0.55	$ 0.55
Acquisition related costs			$ 755		$ 600	$ 1,003
Alabama Graphite Corp. [Member]
Percentage of acquisition of outstanding securities	100.00%	100.00%
Total consideration	$ 8,900	$ 8,900
Debt instrument conversion price per share	$ 0.0016	$ 0.0016					$ 0.77809
Number of shares issued during period for acquisition	232,504	11,625,210
Acquisition share price	$ 27.50	$ 27.50
Due from related party	$ 1,800	$ 1,800
Acquisition related costs				$ 1,900
Alabama Graphite Corp. [Member] | Common Stock [Member]
Acquisition of transaction cost	6,400	6,400
Alabama Graphite Corp. [Member] | Warrants and Options [Member]
Acquisition of transaction cost	$ 89	$ 89
Alabama Graphite Corp. [Member] | OptionsMember10Q
Number of shares issued during period for acquisition	7,280	364,000
Alabama Graphite Corp. [Member] | Warrant [Member]
Number of shares issued during period for acquisition	42,888	2,144,378
Alabama Graphite Corp. [Member] | Alabama [Member]
Percentage of acquisition of outstanding securities	100.00%	100.00%
Total consideration	$ 2,400	$ 2,400